SEC Registration Nos.
811-3591 and 2-80154


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 33             XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 33                            XX


                         Calvert Variable Series, Inc.
                   Formerly named Acacia Capital Corporation
               (Exact Name of Registrant as Specified in Charter)

                             4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4800

                              William M. Tartikoff
                             4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing                  __ on (date)
pursuant to paragraph (b)                   pursuant to paragraph (b)

XX 60 days after filing                     __ on (date)
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.

Acacia Capital Corporation
Form N-1A Cross Reference Sheet

Item number       Prospectus Caption

1.                Cover Page
2.                *
3.                Financial Highlights
4.                The Fund
                  Investment Objectives and Policies
                  of the Series
5.                The Fund and Its Management
                  Transfer and Dividend Disbursing Agent
6.                The Fund and Its Management
                  Dividends and Distributions
                  Total Return and Yield Information
                  Taxes
7.                Purchase and Redemption of Shares
8.                Purchase and Redemption of Shares
9.                *

                  Statement of Additional Information Caption

10.               Cover Page
11.               Table of Contents
12.               General Information
13.               Investment Objectives and Policies
                  Investment Restrictions
                  Investment Selection Process
                  Portfolio Turnover
14.               Management of the Fund
15.               General Information
16.               Investment Advisor
                  Independent Accountants and Custodians
17.               Investment Advisor
                  Securities Transactions and Brokerage
18.               General Information
19.               Determination of Net Asset Value
                  Purchase and Redemption of Shares
20.                Taxes
21.               *
22.               Calculation of Yield and Total Return
23.               Financial Statements


*  Inapplicable or negative answer

PROSPECTUS - April 30, 1998

Calvert Variable Series, Inc.

CALVERT Social Small Cap PORTFOLIO

4550 Montgomery Avenue, Bethesda, Maryland 20814
(800) 368-2748

The Calvert Social Small Cap Portfolio (formerly, Calvert Responsibly Invested Strategic Growth Portfolio) (the "Portfolio" or "Small Cap") is a series of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation) (the "Fund"), an open-end management investment company whose investment advisor is Calvert Asset Management Company, Inc. (the "Investment Advisor").

The Portfolio seeks to achieve long-term capital appreciation by investing primarily in the equity securities of small companies1 publicly traded in the United States. In seeking capital appreciation, the Portfolio invests primarily in the equity securities of small capitalized growth companies (including American Depositary Receipts ("ADRs")) that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Portfolio will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Portfolio will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. See "Investment Objective and Policies."

This Prospectus sets forth the information that a prospective policyholder should know before directing investment in the Portfolio and it should be read and kept for future reference. A Statement of Additional Information dated April 30, 1998, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling the Fund at the number above, or by writing the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Shares of the Fund are offered only to insurance companies for allocation to certain of their variable separate accounts.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

shares of the fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the fdic or any other agency. When investors sell shares of the fund, the value may be higher or lower than the amount originally paid.


1        Currently those with a total capitalization of less than $1 billion at the time of the Fund's initial investment.

FINANCIAL HIGHLIGHTS

The following table provides information about the Portfolio's financial history. It expresses the information in terms of a single share outstanding throughout each period. The table has been audited by those independent accountants whose reports are included in the Fund's Annual Report to Shareholders. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.

                               PERIODS ENDED

                               DEC. 31,     DEC. 31,       DEC.31,
                               1997         1996           1995*

Net asset value, beginning     $            $10.94         $10.00

Income from investment
  operations
Net investment income                       (.15)          .25
Net realized and unrealized
 gain (loss)                                3.90           .93
Total from investment operations            3.75           1.18

Distributions from
Net investment income                       -              (.24)
Net realized gains                          (.04)          -
Total distributions                         (.04)          (.24)
Total increase (decrease)
 in net asset value                         3.71           .94
Net asset value, ending        $            $14.65         $10.94

Total return^                               34.33%         9.65%

Ratios to average net assets:
Net investment income                       (1.60%)        .43%(a)
Total expenses +                            2.27%          2.17%(a)
Net expenses                                1.81%          1.64%(a)
Expenses reimbursed                         .20%           .20%(a)
Portfolio turnover                          120%           223%
Average commission rate
 paid                          $            $.0499         NA
Net assets, ending
(in thousands)                 $            $3,031         $1,209
Number of shares outstanding,
ending (in thousands)                       207            111




(a)      Annualized
+        This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^        Total return is for the Portfolio only and does not reflect sales charges and expenses deducted by the Insurance Companies. Total return is not annualized for periods of less than one year.
*        From March 1, 1995 inception.
NA       Disclosure not applicable to prior periods.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective described below is not fundamental and may be changed upon 60 days written notice to shareholders without a shareholder vote. There is, of course, no assurance that the Portfolio will be successful in meeting its objective.

The investment objective of the Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. In seeking capital appreciation, the Portfolio invests primarily in equity securities of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Portfolio's investment objective is not fundamental and may be changed without shareholder approval.

The Portfolio pursues the objective of capital appreciation by investing primarily in equity securities of primarily small companies with promising growth potential. These companies typically are developing innovative products or services to seize emerging opportunities.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities of companies publicly traded in the United States (currently those with a total market capitalization of under $1 billion at the time of the Portfolio's initial investment).

The Portfolio considers issuers of all industries with operations in all geographic markets, and does not seek interest income or dividends. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. The Portfolio may hold cash or cash equivalents for temporary defensive purposes or to enable it to take advantage of buying opportunities. There is, of course, no assurance that the Portfolio will be successful in meeting its objective.

Companies whose capitalization increases or decreases after initial purchase by the Portfolio continue to be considered small-capitalized for purposes of the 65% policy. Accordingly, less than 65% of the Portfolio's total assets may be invested in securities of issuers of companies publicly traded in the United States (currently those with a total market capitalization of less than $1 billion).

The Portfolio will normally be as fully invested as practicable in common stocks (including ADRs), but also may invest in warrants and rights to purchase common stocks and in debt securities and preferred stocks convertible into common stocks (collectively, "equity securities").

While any investment in securities carries a certain degree of risk, the approach of the Portfolio is designed to maximize growth in relation to the risks assumed. The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly an investment in the Portfolio may not be appropriate for all investors.

Although the Portfolio invests primarily in equity securities, it may invest up to 35% of its assets in debt securities, excluding money market instruments. These debt securities may consist of investment-grade and noninvestment-grade obligations. Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB). Noninvestment-grade securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment-grade; such securities have speculative characteristics. The Portfolio will not buy debt securities rated lower than C. See "Additional Risk Factors - Noninvestment-grade Securities."

Under normal market conditions the Portfolio strives to be fully invested in securities. However, for temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolio may invest up to 35% of its total assets in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.


Additional Fundamental Investment Policies

In extraordinary circumstances, the Portfolio may use options and futures contracts to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolio can use these practices only as protection against an adverse move of the holdings in the Portfolio to adjust the risk and return characteristics of the Portfolio. The decision to invest in these instruments will be based on market conditions, regulatory limits and tax considerations. If market conditions are judged incorrectly, a strategy does not correlate well with the Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Portfolio's limitation on illiquid securities. See below and the Statement of Additional Information for more details about these strategies.

There can be no assurance that engaging in options, futures, or any other investment strategy will be successful. While defensive strategies are designed to protect the Portfolio from potential declines, if market values or other economic factors are misgauged, the Portfolio may be worse off than had it not employed the defensive strategy. While an attempt is made to assess market and equity risk and thereby prevent declines in the value of the Portfolio's portfolio holdings, there is a risk of imperfect or no correlation between price movements of portfolio investments and instruments used as part of an investment strategy, so that a loss may be incurred. While such strategies can reduce the risk of loss, they can also reduce the opportunity for gain since they can or may offset favorable price movements. The use of these strategies may result in a disadvantage to the Portfolio if the Portfolio is not able to purchase or sell a portfolio holding at an optimal time due to the need to cover its transaction in its segregated account, or due to the inability of the Portfolio to liquidate its position because of its relative illiquidity.

The Portfolio may engage in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, the Portfolio buys a security subject to the right and obligation to sell it back at a higher price. In order to minimize any risk involved, the Portfolio engages in such transactions only with recognized securities dealers and banks determined by the Advisor to present a minimal credit risk. Repurchase agreements are fully collateralized and always have a maturity of less than one year. Repurchase agreements not terminable within seven days are considered illiquid. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to buy it back at a higher price. The Portfolio then invests the proceeds from the transaction in another obligation in which it is authorized to invest. For reverse repurchase agreements, the Portfolio maintains a segregated account with liquid assets equal in value to the repurchase price.

The Portfolio may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. This type of borrowing may not exceed one-third of the value of the Portfolio's total assets. The Portfolio may also make loans of the securities it holds. The advantage of loaning securities is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers while at the same time earning interest on the cash or equivalent collateral that may be invested in accordance with the Portfolio's investment objective, policies, and restrictions. The purpose of the loans is usually to facilitate the delivery of securities. As with any extension of credit, there may be risks of delay in recovery and possible loss of rights in the loaned security if the borrower fails financially. The Investment Advisor attempts to reduce the risk by lending only to borrowers that it deems creditworthy and only on terms that it believes compensates for any risk inherent in the transaction.

The Portfolio may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, although it does not currently intend to lend more than 5% of its portfolio securities. The advantage of such loans is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Portfolio's investment objective, policies and restrictions. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially.


ADRs

The Portfolio may invest up to 15% of its total assets in ADRs which are traded in the U.S. on exchanges or over the counter and are generally sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolio may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


Additional Nonfundamental Investment Policies

Small Cap has adopted the following operating (i.e., nonfundamental) investment policies which may be changed by the Board of Directors without shareholder approval:

The Portfolio may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities. Further, the Portfolio may not acquire private placement investments until the value of its assets exceeds $20 million.

For further information on the Portfolio's investment policies and restrictions, as well as a description of the types of securities that may be purchased, see the Statement of Additional Information.


Additional Risk Factors
Interest Rate Risk
All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.


Noninvestment-grade Securities
Noninvestment-grade securities tend to be less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic changes and individual corporate developments. This may affect the issuer's ability to make principal and interest payments on the debt obligation. There is also a greater risk of price declines due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be less active ("thinner") than for higher-rated securities, it may be difficult for the Portfolio to sell the securities. Because of a lack of objective data, a thinly-traded market may make it difficult to value the securities, so that the Board of Directors may have to exercise its judgment in assigning a value. See the Appendix in the Statement of Additional Information for more information on bond ratings.


Real Estate Investment Trusts
The Portfolio also may invest in real estate investment trusts ("REITs"), including equity REITs, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The risks associated with REITs include default by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

INVESTMENT SCREENS

Once equity and debt securities are determined to fall within the investment objective of the Portfolio and are deemed financially viable investments, they are screened according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisor. However, the Portfolio may purchase instruments used for defensive purposes, such as short positions, options and futures contracts, without regard to the social criteria. The following criteria may be changed by the Fund's Board of Directors without shareholder approval:

(1) The Portfolio avoids investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Portfolio will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

(2) The Portfolio will not invest in companies that are listed among the top 100 weapons systems contractors, or major nuclear weapons systems contractors.

(3) The Portfolio will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or in companies that have major labor-management disputes.

(4) The Portfolio will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Portfolio will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

While the Portfolio may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.


The Fund and its Management

Calvert Variable Series (the "Fund"), a Maryland corporation, is an open-end investment company, which was incorporated under the laws of the State of Maryland on September 27, 1982. The Board of Directors supervises the business affairs and investments of the Fund, which are managed on a daily basis by the Fund's Investment Advisor. The Fund has several investment Portfolios, each issuing one class of stock. The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.


Investment Advisor and Subadvisor
Calvert Asset Management Company, Inc. (the "Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Investment Advisor to all of the Fund's Portfolios. It is a wholly-owned subsidiary of Calvert Group, Ltd., which is in turn an indirect wholly-owned subsidiary of Acacia Mutual Life Insurance Company. As of December 31, 1997, Calvert Group, Ltd. had assets under management and administration in excess of $5.0 billion. Pursuant to its investment advisory agreement with the Fund, the Investment Advisor manages the investment and reinvestment of the assets of each Portfolio and is responsible for the overall management of the business affairs of each Portfolio, subject to the direction and authority of the Fund's Board of Directors. The Advisor has retained an investment subadvisor ("Subadvisor") for Small Cap. The Advisor will continuously monitor and evaluate the performance and investment style of the Subadvisor.

The Subadvisor to the Portfolio is Awad & Associates ("AWAD"). AWAD is located
at  477 Madison Avenue, New York, New York 10022. AWAD had $         million
in assets under management as of December 31, 1997. The Subadvisor manages the investment and reinvestment of the assets of the Portfolio, although the Advisor may screen potential investments for compatibility with the Portfolio's social criteria.

The Portfolio will be managed by a team of investment professionals. The Senior Investment Officer is James D. Awad. Mr. Awad has been in the investment business since 1965, focusing on research and portfolio management. Prior to forming AWAD, he was founder and President of BMI Capital, a successful money management firm. In addition, he has managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad earned an MBA from Harvard Business School and a BS Cum Laude from Washington & Lee University.

Dennison T. Veru is President of AWAD. Mr. Veru joined AWAD in 1992 coming from Smith Barney Harris Upham where he was Senior Vice President of the firm's Whiffletree Capital Management division specializing in small and medium capitalization stocks. From 1988 through 1990, he was a Vice President of Broad Street Investment Management. Prior to that, he was an Assistant Vice President at Drexel Burnham Lambert. Mr. Veru is a graduate of Franklin and Marshall College.

AWAD also manages the Calvert New Vision Small Cap Fund, a series of The Calvert Fund, an open-end investment company sponsored by Calvert Group, Ltd.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Portfolio, pursuant to approval by the Board of Trustees, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisory Agreement" in the SAI for further details.

Advisory Fee

For fiscal year 1997, the Investment Advisor received from the Portfolio a monthly base fee, computed on a daily basis at an annual rate of 0.90% of the average daily net assets of the Portfolio.

Prior to October 1, 1997, the Investment Advisor received from the Portfolio a monthly base fee, computed on a daily basis at an annual rate of 1.50% of the average daily net assets of the Portfolio, plus a performance fee adjustment of 0.01%.

For fiscal year 1997, the Advisor paid the Subadvisor a base fee of 0.40% of the Portfolio's average daily net assets.

Prior to October 1, 1997, the Advisor paid the Subadvisor a base fee of 0.95% of the Portfolio's average net assets. In addition, under the circumstances described below, the Advisor and the Subadvisor could have earned (or had their fees reduced by) performance fee adjustments based on the extent to which performance of the Portfolio exceeded or trailed the Russell 2000 Index. Payment of the performance fee adjustment began April 1, 1996. The specific adjustments were as follows:

         Small Cap: Advisor's Performance Fee Adjustment

                  Performance versus the             Performance Fee
                  Russell 2000 Index                 Adjustment

                  30% to less than 60%               0.05%
                  60% to less than 90%               0.10%
                  90% or more                        0.15%

         Small Cap: Subadvisor's Performance Fee Adjustment

                  Performance versus the             Performance Fee
                  Russell 2000 Index                 Adjustment

                  30% to less than 60%               0.025%
                  60% to less than 90%               0.050%
                  90% or more                        0.075%

The performance fee adjustment to the Subadvisor was paid out of the fee the Advisor receives from the Portfolio.


Administrative Services
Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by Small Cap to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of net asset value per share and dividends, and the maintenance of portfolio and general accounting records. For providing such services, CASC is entitled to receive a fee from the Portfolio of 0.20% of net assets per year, [but waived this fee for fiscal year 1997].

Expenses
The Portfolio's expenses, which are accrued daily, include: the fee of the Investment Advisor; costs of executing portfolio transactions; pricing costs; interest; taxes; custodian and transfer agent fees; legal and auditing fees; bookkeeping and dividend disbursing expenses; and certain other expenses relating to the Fund's operations. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among each Portfolio on the basis of their relative size (based on net assets), or as designated by the Board of Directors, as appropriate. Expenses constituted
        %, annualized, of the average net assets of the Portfolio for 1997,
including fees paid indirectly, and         %, annualized, net of fees paid
indirectly.


Capital Stock
The Fund issues separate stock for each of its Portfolios. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. [Providian Life and Health Insurance Company owns more than 25% of the outstanding stock of the Portfolio.] Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.


Purchase and redemption of shares

The Fund offers its shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policyholders of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflict between such policyholders and to determine what action, if any, should be taken in response to the problem.

The Insurance Companies redeem shares of the Fund to make benefit and surrender payments under the terms of their Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are made at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, and in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received on redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the Portfolio. The Fund redeems all full and fractional shares of each Portfolio for cash.

The net asset value of the shares of each Portfolio of the Fund is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. Money market instruments with a remaining maturity of 60 days or less held by the Portfolio are valued on an amortized cost basis.


dividends and distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income consists of all payments of dividends or interest received by the Portfolio less estimated expenses, including the investment advisory fee. All net realized capital gains, if any, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.


total return information

Total Return and Other Quotations
Small Cap may advertise "total return." Total return refers to the total change in value of an investment in the Portfolio over a specified period. It differs from yield in that yield figures measure only the income component of the Portfolio's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return shows its overall change in value, including changes in share price and assuming all of the Portfolio's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Portfolio's returns, you should recognize that they are not the same as actual year-by-year results. The total return of the Portfolio generally does not include the effect of paying the charges or expenses on the particular insurance policy or annuity contract for which the Portfolio serves as the investment vehicle.
taxes

As a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Fund is not subject to federal income or excise tax to the extent that it distributes its net investment income and net capital gains. Each Portfolio is treated as a separate entity for federal income tax purposes. Since the sole shareholders of the Fund are Insurance Companies, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.


TRANSFER AND DIVIDEND DISBURSING AGENT

Calvert Shareholder Services, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the shareholder servicing agent. National Financial Data Services, Inc. ("NFDS"), has been retained by the Fund to act as transfer agent and dividend disbursing agent.

CALVERT VARIABLE SERIES,INC.
CALVERT SOCIAL PORTFOLIO
Statement of Additional Information
April 30, 1998

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with each of the separate Calvert Social Portfolio Prospectuses, dated April 30, 1998, which may be obtained free of charge by calling (800) 368-2748 or by writing to the Portfolio at 4550 Montgomery Avenue, Bethesda, Maryland 20814.

TABLE OF CONTENTS

Investment Objectives and Policies          1
Investment Restrictions                     9
Investment Selection Process                16
Portfolio Turnover                          19
Purchase and Redemption of Shares           19
Determination of Net Asset Value            19
Taxes                                       20
Calculation of Yield and Total Return       21
Investment Advisory Agreement               22
Directors and Officers                      24
Method of Distribution                      26
Transfer and Shareholder Servicing Agent    26
General Information                         26
Reports to Shareholders and Policyholders   27
Additional Information                      27
Financial Statements                        27
Independent Accountants and Custodians      27
Appendix                                    27

INVESTMENT OBJECTIVES AND POLICIES

         Calvert Variable Series, Inc., ("the Fund") (formerly Acacia Capital Corporation) offers investors the opportunity to invest in several professionally managed securities portfolios which may be more diversified, stable and liquid than might be obtainable by an investor on an individual basis. In addition, the Fund's Calvert Social ("CS") Portfolios (formerly, Calvert Responsibly Invested Portfolios ("CRI")) offer the opportunity for growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Calvert Social Portfolios (formerly Calvert Responsibly Invested Portfolios) offer investors a choice of five separate portfolios selected with a concern for the social impact of each investment: CS (formerly CRI) Money Market, Balanced, Mid-Cap Growth, International Equity and Small-Cap Growth Portfolios. References to the "Investment Advisor" refer to the advisor appropriate to the Portfolio being discussed. (See "Investment Advisors")

Foreign Securities

         CS International Equity and Small-Cap Growth may invest all of their assets in foreign securities, although CS International Equity intends to invest part of its assets in securities of U.S. issuers, and CS Small-Cap Growth does not presently intend to invest in foreign securities. CS Money Market, Balanced and Mid-Cap Growth may each invest up to 25%, and CS Balanced may invest up to 10% of its assets in the securities of foreign issuers. CS Money Market may purchase only high quality, U.S. dollar-denominated instruments. Investments in foreign securities may present risks not typically involved in domestic investments. Foreign securities may be affected by such circumstances as possible adverse changes in exchange control or investment regulations, expropriation or confiscatory taxation, political or economic instability, and diplomatic or other developments. In purchasing foreign securities, the Portfolios may purchase American Depositary Receipts for such securities. These are certificates issued by United States banks evidencing the right to receive securities of the foreign issuer deposited in that bank or its correspondent bank.

         It is contemplated that the Portfolios may trade foreign securities on U.S. securities markets and stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets may not be as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than U.S. securities markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States.

         Additional costs may be incurred which are related to any international investment, since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Portfolios change investments from one country to another or convert foreign securities holdings into U.S. dollars. Foreign companies and foreign investment practices are not generally subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those applicable to United States companies. There may be less public information available about foreign companies.

         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. While such taxes or restrictions are not presently in effect, they may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest.

         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Portfolios may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Portfolios as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will decline. Similarly, if the value of the foreign currency in which a security is denominated appreciates in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will appreciate. The Portfolios will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Portfolio will be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Portfolio enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Foreign Money Market Instruments

         CS Money Market may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of CS Money Market that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Private Placements and Illiquid Securities

         Due to the particular social objective of the Portfolios, opportunities may exist to promote especially promising approaches to social goals through privately-placed investments. The private placement investments undertaken by the Portfolios, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The Investment Advisors seek to structure the Portfolios' investments to provide the greatest assurance of attaining the intended investment return. It is an operating policy of the Portfolios that no private placements shall be acquired until the value of that Portfolio's investments exceeds $20 million.

         Many private placement investments have no readily available market and may therefore be considered illiquid. It is an operating policy of the Portfolios not to purchase illiquid securities if more than a certain percentage of the value of its net assets would be invested in such securities. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Directors to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Portfolio investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

Repurchase Agreements

         The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Board of Directors. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

         The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

         During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

         The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

GNMA Certificates-CS Balanced

         The CS Balanced Portfolio is not expected generally to invest more than a small portion of its assets in GNMA Certificates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans that are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration or guaranteed by the Veterans Housing Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers.

         Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate. Upon receipt, principal payments will be reinvested by the Series in additional securities.

         Because interest and principal payments on the underlying mortgages pass through to holders, the average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 30 years. However, because unscheduled principal payments on the underlying mortgages resulting from prepayment, refinancing or foreclosure are also passed through to holders, the average life of GNMA Certificates is normally substantially shorter than the original maturity of the underlying mortgage pools.

         The occurrence of mortgage prepayments is affected by factors including the level of interest rates, the degree of the increase or decrease in interest rates over time, general economic conditions, the location and age of the mortgage, and social and demographic conditions. Prepayments generally occur when interest rates have fallen; thus, reinvestments of principal prepayments will usually be at lower rates. Prepayments also tend to occur more frequently in mortgage pools with rates significantly higher than prevailing mortgage rates. The coupon rate of GNMA Certificates is lower than the interest rate paid on the underlying mortgages only by the amount of the fee paid to GNMA and the issuer, usually 1/2 of 1%. Therefore, GNMA Certificates trading at a premium, which are usually Certificates with coupon rates significantly higher than the rates of Certificates being issued at the time of purchase, are subject to greater risk of prepayment at par.

         The Investment Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMA Certificates which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forego the opportunity to invest in certain issues of GNMA Certificates which would provide a high current income yield if the Advisor determines that such issues would be subject to a risk of prepayment and loss of principal over the long term that would outweigh the short-term increment in yield.

Noninvestment-grade Debt Securities

         CS Balanced may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's). Subject to the Portfolio's investment policy provides that it may not invest more than 20% of its assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. CS International Equity may invest up to 5% of its assets in lower quality debt securities, and CS Small-Cap Growth may invest up to 35% of its assets in debt securities without regard to investment grade. Noninvestment-grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

         The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Options and Futures Contracts

         CS International Equity, Small-Cap Growth and Mid-Cap Growth may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Portfolios' social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

         These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. CS International Equity, Small-Cap Growth and Mid-Cap Growth may not write options on more than 50% of their total assets. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

         Put and Call Options - These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

         These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

         Covered Options - These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

         When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

         These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

         To preserve the Portfolio's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Portfolio's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of a Portfolio's annual gross income.

         Risks Related to Options Transactions - The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

         Futures Transactions - These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' social Criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes and that the aggregate initial margin on futures contracts and premium on options relating to futures shall not exceed 5% of the Portfolio's assets. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

         Options on Futures Contracts - These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

         The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

         Put Options on Futures Contracts - The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

         Call Options on Futures Contracts - The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

         Writing Call Options on Futures Contracts - The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

         Risks of Options and Futures Contracts - If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

Foreign Currency Transactions (Not applicable to CS Money Market Portfolio)

         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         The Portfolios will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisors and Subadvisors believes that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

         Foreign Currency Options (Not applicable to CS Money Market or Balanced Portfolios).
A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

         Foreign Currency Futures Transactions. The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

INVESTMENT RESTRICTIONS

CS BALANCED

Fundamental Investment Restrictions

         The Portfolio has adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies, cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions).

The Portfolio may not:

1. Issue senior securities (except that it may borrow money as described in restriction 11 below).
2. With respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) of any one issuer (including repurchase agreements with any one bank).
3. Purchase more than either (1) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.
4. Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of domestic branches of domestic banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.
5. Invest in companies for the purpose of exercising control (along or together with the other Portfolios).
6. Purchase securities of other investment companies, [except in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees; or] except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, if immediately thereafter the Portfolio would own:
(a) securities of investment companies having an aggregate value in excess of 10% of such Portfolio's total assets; (b) more than 3% of the outstanding voting stock of the investment company; or (c) securities of the investment company having an aggregate value in excess of 5% of the Portfolio's total assets.
7. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts, real estate mortgage loans, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate or real estate mortgages. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.
8. Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.
9. Make loans, except as provided in (10) below or through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly-traded obligations are not to be considered the making of a loan).
10. Lend its securities in excess of 10% of its total assets, provided that such loan shall be made in accordance with the guidelines set forth below under "Lending of Portfolio Securities."
11. Borrow amounts in excess of 10% of its total assets taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging, except by entering into reverse repurchase agreements. Borrowings and reverse repurchase agreements combined will not exceed 1/3 of a Portfolio' total assets, and additional investments will not be made by a Portfolio if borrowings exceed 5% of its total assets.
12. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio except as may be necessary in connection with reverse repurchase agreements or borrowings mentioned in (11) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of such Portfolio' total assets. In order to comply with certain state statutes, such Portfolio will not, as a matter of operating policy, mortgage, pledge or hypothecate its securities to the extent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10% of the value of such Portfolio shares at the maximum offering price.
13. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Portfolio, and except as it may be deemed such in a sale of restricted securities.
14. Write, purchase or sell puts, calls or combinations thereof, except in connection with when-issued securities.
15. Invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets taken at market value at the time of the investment, would be invested in such securities.
16. Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with the other Portfolio or with other accounts advised or sponsored by the Investment Advisor or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution; see "Investment Advisor," below):
17. Purchase or retain the securities of any issuer, if, to the knowledge of the Portfolio, officers and directors of the Portfolio, the Investment Advisor, or any subsidiary thereof, each owning beneficially more than 1/2 of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.
18. Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days and other illiquid investments.

         To comply with certain state investment restrictions, the Portfolio will not, as a matter of operating policy, permit any Portfolio to purchase or otherwise acquire the securities of any issuer, other than securities issued or guaranteed as to principal and interest by the United States, if immediately after such purchase or acquisition the value of such investment, together with prior investments of that Portfolio in the securities of such issuer, would exceed 10% of the value of the Portfolio's assets. The Portfolio may change or modify this policy only if the Portfolio obtains a waiver of the applicable requirement from the commissioner of insurance of the state imposing the requirement.

CS MONEY MARKET AND INTERNATIONAL EQUITY

Fundamental Investment Restrictions

         The Portfolios have adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies, cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions).

The Portfolios may not:

1. With respect to 75% of assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.
2. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby or with respect to investments in money market instruments of banks.
3. Purchase more than 10% of the outstanding voting securities of any issuer.
4. Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by the Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
5. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of its portfolio securities, the Portfolio may be deemed to be an underwriter.
6. Purchase from or sell to any of the Fund's officers or Directors, or firms of which any of them are members, any securities (other than capital stock of the Portfolio), but such persons or firms may act as brokers for the Portfolio for customary commissions.
7. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10% of the value of the Portfolio's total assets and except by engaging in reverse repurchase agreements; provided, however, that it may only engage in reverse repurchase agreements so long as, at the time it enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by this section, do not exceed 33 1/3% of the Portfolio's total assets. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Portfolio may pledge, mortgage or hypothecate its assets.
8. Make short sales of securities or purchase any securities on margin except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
9. Write, purchase or sell puts, calls or combinations thereof except that the Portfolio may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Portfolio may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Portfolio's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.
10. Invest for the purpose of exercising control or management of another issuer.
11. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
12. Purchase or retain securities issued by investment companies except to the extent permitted by the Investment Company Act of 1940, as amended; or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees.

Nonfundamental Investment Restrictions

         CS Money Market and International Equity have adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. None of these Portfolios may:

1. Purchase illiquid securities if more than 10% (15% for International Equity) of the value of a Portfolio's net assets would be invested in such securities. A Portfolio may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

         Any investment restriction that involves a maximum percentage of securities or assets will not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets, and the excess is attributable to that event.

CS SMALL-CAP GROWTH

Fundamental Investment Restrictions

         The Portfolio has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. The Portfolio may not:

1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. (The remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable).
2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
3. Make loans of more than one-third of the assets of the Fund, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
4. Underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
5. Purchase from or sell to any of the Fund's officers or trustees, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
6. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or enter into futures contracts and options on futures contracts, foreign currency futures, interest rate futures and options thereon.

Nonfundamental Investment Restrictions

         The Portfolio has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Portfolio may not:

7. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
8. Borrow money in an amount exceeding one-third of the Fund's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
9. Purchase more than 10% of the outstanding voting securities of any issuer.

         For purposes of the Portfolio's concentration policy contained in restriction (2), above, the Portfolio intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

CS MID-CAP GROWTH

Fundamental Investment Restrictions

         The Portfolio has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. The Portfolio may not:

1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. The remaining 50% of its total assets may be invested without restriction, except as disclosed elsewhere in the Prospectus or SAI and except that no more than 25% may be invested in the securities of any one issuer.
2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
3. Make loans of more than one-third of the assets of the Portfolio, or as permitted by law. The purchase by the Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
4. Underwrite the securities of other issuers, except as permitted by the Board of Directors within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
5. Purchase from or sell to any of the Fund's officers or directors, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Portfolio), but such persons or firms may act as brokers for the Fund for customary commissions.
6. Except as required in connection with permissible options, futures and commodity activities of the Portfolio, invest in commodities, commodity futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
7. Invest in the shares of other investment companies, except as permitted by the 1940 Act or other applicable law, or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Directors in an amount not to exceed 10% or as permitted by law.
8. Purchase more than 10% of the outstanding voting securities of any issuer.

Nonfundamental Investment Restrictions

         Mid-Cap Growth has adopted the following operating (i.e., nonfundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:

9. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
10. Make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The depositor payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
11. Borrow money, except from banks for temporary or emergency purposes, and then only in an amount not to exceed one-third of the Portfolio's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Portfolio may pledge, mortgage or hypothecate its assets.

         For purposes of the Portfolio's concentration policy contained in restriction (2), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

Virginia Law Restrictions

         In addition to the investment restrictions described above, the Portfolios will comply with restrictions contained in the current Virginia Insurance Laws in order that the assets of the Variable Accounts may be invested in Portfolio shares. The Virginia Insurance Laws currently permit the Variable Accounts to invest in Portfolio shares without restricting the Portfolios' investments. However, those laws or their interpretation may change.

Lending of Portfolio Securities

         Subject to the investment restrictions above, a Portfolio may lend its securities to brokers, dealers and financial institutions and receive as collateral cash or United States Treasury securities. At all times while the loan is outstanding, collateral will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income the Portfolio lending its securities. Such loans will be terminable by the Portfolio at any time and will not be made to affiliates of the Portfolio. The Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for arranging loans. The dividends, interest and other distributions received by the Portfolio on loaned securities, for tax purposes, may be treated as income other than qualified income for purposes of the 90% test discussed below under "Taxes." The Portfolios intend to lend their securities only to the extent that such activity does not jeopardize their qualification as a regulated investment company under certain provisions of the Internal Revenue Code. Loans of securities will be made only to firms that the Investment Advisor deems creditworthy. However, as with any extensions of credit, there are risks of delay in recovery and even loss of rights in the collateral should the borrower of securities fail financially.

When-Issued and Delayed Delivery Securities

         From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

         The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, each Portfolio will establish a segregated account with the Portfolio's custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. Subject to this restriction, a Portfolio may purchase these securities without limit.

INVESTMENT SELECTION PROCESS

         Investments in the Portfolios are selected on the basis of their ability to contribute to the dual objective of the Portfolios. The Subadvisors have each developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors and Subadvisors of the Portfolio.

         In making investment selections, each Portfolio Manager determines and evaluates the appropriate portfolio composition on the basis of asset prices and the perceived consequences and probabilities of various economic outcomes that it deems possible. It then evaluates numerous individual securities as candidates to fulfill the Portfolio's investment objective and policies. Securities remain candidates for inclusion in the Portfolios only if their prices and other characteristics indicate that they have the potential to perform in a way that is representative of their class of securities under the different economic outcomes considered more probable by the Advisor or Subadvisor.

         Candidates for inclusion in any particular class of assets are then examined according to the social Criteria. The issuers are classified into three categories of suitability under the social Criteria. In the first category are those issuers which exhibit unusual positive accomplishment with respect to some of the Criteria and do not fail to meet minimum standards with respect to the remaining Criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers which meet minimum standards with respect to all the Criteria but do not exhibit outstanding accomplishment with respect to any Criteria. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by the Advisor or Subadvisor to violate any of the social Criteria. The third category under the social Criteria consists of issuers which flagrantly violate, or have violated, one or more of those values, for example, a company which repeatedly engages in unfair labor practices. The Portfolios will not knowingly purchase the securities of issuers in this third category.

         It should be noted that the Portfolios' social Criteria tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisor and Subadvisors, however, believe that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers that satisfy the Portfolios' social investment objective.

         To the greatest extent possible, the same social Criteria is applied to the purchase of non-equity securities as to equity investments. Bank certificates of deposit, commercial paper, repurchase agreements, and corporate bonds are judged in the same way as a prospective purchase of the bank's or issuing company's common stock. The Portfolios may invest, however, in certificates of deposit of banks and savings and loan associations in which the Portfolios would not otherwise invest because such institutions have assets of $1 billion or less, but generally only to the extent all such investments are fully insured as to principal by the Federal Deposit Insurance Corporation.

         Obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Government. Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality are supported by the full faith and credit of the U.S. Government. These include obligations issued by the Export-Import Bank, Farmers Home Administration, Government National Mortgage Association, Postal Service, Merchant Marine, and Washington Metropolitan Area Transit Authority. The Portfolios may also invest in other U.S. Government agency or instrumentality obligations which are supported only by the credit of the agency or instrumentality and may be further supported by the right of the issuer to borrow from the U.S. Treasury. Such obligations include securities issued by the Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Land Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

         CAM has retained NCM Capital Management Group, Inc. as Subadvisor for the Balanced Porfolio, Murray Johnstone International, Ltd. as Subadvisor for the International Equity Portfolio, Brown Capital Management, Inc., as Subadvisor for the Mid-Cap Growth Portfolio, and Awad & Associates to serve as Subadvisor to the Small-Cap Growth Portfolio. "The Portfolio's Subadvisors are described in the Prospectus. See "The Fund And Its Management."


PORTFOLIO TURNOVER

         Each Portfolio has a different expected annual rate of portfolio turnover. Portfolio turnover is defined as the lesser of annual purchases or sales of portfolio securities divided by the monthly average of the value of the Portfolios' securities (excluding from the computation all securities, including options, with maturities or expiration dates at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Notwithstanding increased brokerage commission expenses, particular holdings may be sold at any time if investment judgment or Portfolio operations make a sale advisable.

         For the fiscal years 1995, 1996, and 1997, the portfolio turnover rates for CS Balanced were 163%, 99%, and 905%, respectively. For the same time periods, the portfolio turnover rates for CS Mid-Cap Growth were 135%, 124%, and 96%, respectively. For the same time periods, the portfolio turnover rates for the International Equity series were 90%, 85%, and 35%, respectively. For the period from inception (March 1, 1995) through December 31, 1995, and for fiscal year 1996, and 1997, the portfolio turnover rates for Small-Cap Growth were 223%, 120%, and 292%, respectively.

         No Portfolio turnover rate can be calculated for CS Money Market due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of CS Money Market because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

PURCHASE AND REDEMPTION OF SHARES

         The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Determination of Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolios, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

         The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than weekends and holidays;
(b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not practicable; or (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. CS Money Market attempts to maintain a constant net asset value of $1.00 per share; the net asset values of CS Balanced, International Equity, Small-Cap Growth and Mid-Cap Growth fluctuate based on the respective market value of the Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

         The assets of CS Balanced, International Equity, Mid-Cap Growth and Small-Cap Growth are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Portfolio's net asset value does not take place for contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

         CS Money Market's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

         Rule 2a-7 under the Investment Company Act of 1940 permits CS Money Market's assets to be valued at amortized cost if the Portfolio maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of thirteen months or less. Rule 2a-7 requires, as a condition of its use, that CS Money Market invest only in obligations determined by the Directors to be of good quality with minimal credit risks and requires the Directors to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Directors, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share based on amortized cost. If such deviation exceeds 0.50%, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Directors will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.

TAXES

         In 1996 the Portfolios qualified, and in 1997 the Portfolios intend to qualify, as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a regulated investment company, each Portfolio must, among other things, have assets that meet certain requirements specified in the Code and
(i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains (without deduction for losses) from the sale or other disposition of stock or securities, and (ii) derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of stock or securities held less than three months. If the Portfolio distributes substantially all of its net ordinary and capital gains income, the Portfolio qualifies as a regulated investment company and is relieved from paying federal income tax on amounts distributed. Each Portfolio will be taxed as a separate entity.

         Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

CALCULATION OF YIELD AND TOTAL RETURN

CS Money Market: Yield

         From time to time CS Money Market advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of CS Money Market refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. CS Money Market's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

         For the seven-day period ended December 31, 1997, CS Money Market's yield was __% and its effective yield was __%.

         The yield of the Money Market Portfolio will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

CS Balanced, International Equity, Mid-Cap Growth and Small-Cap Growth: Total Return and Other Quotations

         CS Balanced, International Equity, Mid-Cap Growth and Small-Cap Growth may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

         Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance. Total return for the Series for the periods indicated are as follows:

Periods Ended
December 31, 1997                    SEC Average Annual Return
CS Balanced
One Year                             %
Five Years                           %
Ten Years                            %

CS International Equity
One Year                             %
From Inception                       %
(June 30, 1992)

CS Mid-Cap Growth
One Year                             %
Five Years                           %
From Inception                       %
(July 16, 1991)

CS Small-Cap Growth
One Year                             %
From Inception                       %
(March 15, 1995)


         Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

INVESTMENT ADVISORY AGREEMENT

         The Investment Advisory agreement between the Fund's original investment advisor, Acacia Investment Management Corporation, and the Fund regarding CS Balanced was approved by the Fund's Board of Directors, including a majority of the Directors who were not interested persons of Acacia Investment Management Corporation, and by the shareholder of the Portfolio. The Investment Advisory Agreement was also approved on July 9, 1986, by Acacia National pursuant to the instructions of variable annuity and variable life insurance policyowners. On February 29, 1988, Calvert Asset Management Company, Inc. acquired all the assets and liabilities of Acacia Investment Management Corporation, including the rights and duties under the Advisory Agreement, pursuant to merger (see "Investment Advisor"). An amendment to the Investment Agreement adding CS Money Market and International Equity were presented to the Fund's Board for approval in May 1992. Unless earlier terminated as described below, the Agreement will remain in effect indefinitely if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Portfolio, including a majority of the outstanding shares of each Portfolio, and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined by the Investment Company Act of 1940) of any such party. The Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Portfolio.

         The investment advisory fee described in the Prospectus will be accrued daily and allocated to the various Portfolios on the basis of the size of the respective Portfolio, as determined each day. There is no assurance that the Portfolio will reach a net asset level high enough to realize reduction to each Portfolio regardless of size on a "uniform percentage" basis. Determination of the portion of the net assets of each Portfolio to which a reduced rate is applicable is made by multiplying the net assets of that Portfolio by the "uniform percentage," which is derived by dividing the amount of the combined assets of all Portfolios to which such rate applies by such combined assets.

         The Investment Advisory Agreement provides that the Advisor will not be liable to the Portfolio or to any shareholder or policy owner for any error of judgment or mistake of law or for any loss suffered by the Portfolio or by any shareholder or policy owner in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the advisor in the performance of its duties thereunder.

         For the Fund's fiscal years ended December 31, 1995, 1996, and 1997, respectively, CS Balanced paid CAM fees of $610,216, $963,829, and $__ , respectively. For 1995, 1996, and 1997, respectively, CS Money Market paid investment adviser fees of $27,591, $24,348, and $__ , respectively. For 1995, CS International Equity paid CAM $93,418, and received expense reimbursements from CAM of $36,720. In 1996, CS International Equity paid CAM $122,600, and received expense reimbursements from CAM of $27,740. In 1997, CS International Equity paid CAM $__, and received expense reimbursements from CAM of $__. For 1995, 1996, and 1997, CS Mid-Cap Growth paid investment advisory fees of $55,003, $126,374, and $__. For fiscal year 1996 and 1997, CS Small-Cap Growth paid CAM $28,564 and $__, and received expense reimbursements from CAM of $3,794 and $__.

Securities Activities of the Investment Advisor

         Securities held by the Portfolios may also be held by the Insurance Companies, their separate accounts or mutual funds for which the Investment Advisor or a Subadvisor acts as an investment advisor. Because of different investment objectives or other factors, any of these parties may buy shares of the Portfolios when one or more other clients are selling the same security. Such transactions will be done in a manner deemed equitable to all parties. To the extent that such transactions increase the demand for a Portfolio's shares, there may be an effect on share prices.

         When deemed to be in the best interest of the Portfolios, the Investment Advisors or Subadvisors may aggregate the securities with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Advisor or Subadvisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolios and to the other accounts or companies involved. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

Payment of Expenses

         In addition to the portfolio management and investment advice described above, CAM also is obligated to perform certain administrative and management services and to provide all executive, administrative, clerical and other personnel necessary to operate the Portfolio and to pay the salaries of all these persons. CAM will furnish the Portfolio with office space, facilities, and equipment and pay the day-to-day expenses related to the operation and maintenance of such office space, facilities and equipment. Legal, accounting and all other expenses incurred in the organization of the Portfolio, including costs of registering under federal and state securities laws, will also be paid by CAM except with respect to those administrative services provided by Calvert Administrative Services Company to CS International Equity, CS Mid-Cap Growth, and CS Small-Cap Growth pursuant to their Administrative Services Agreements.

         Expenses of the Fund will be accrued daily. Expenses that the respective Portfolios of the Fund will pay individually include, but are not limited to the following: brokerage commissions, dealer markups and other expenses incurred in the acquisition or disposition of any securities, printing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular Portfolio. Expenses which will be allocated to the various Portfolios on the basis of the size of the respective portfolio, determined each day, include legal and auditing fees, expenses of shareholder and director meetings, independent director fees, bookkeeping expenses related to shareholder accounts, insurance charges, cost of printing and mailing shareholder reports and proxy statements, the cost to pay dividends and capital gain distributions, the costs of printing and mailing registration statements, the cost to pay dividends and capital gain distributions, the costs of printing and mailing registration statements and updated prospectuses to current shareholders, and the fees of any trade association of which the Portfolio is a member. Expenses resulting form legal actions involving the Portfolio and any amount for which it may be obligated to indemnify its officers, directors and employees, may either be directly applicable to particular Portfolios or allocated on the basis of the size of the respective Portfolios, depending on the nature of the legal action.

Securities Transactions and Brokerage

         The Investment Advisor, and in some cases the Subadvisor, is primarily responsible for the investment decisions of each Portfolio, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any. No Portfolio has any obligation to deal with any dealer or group of dealers in the execution of transactions in Portfolio securities. In placing orders, it is the policy of each Portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, the size of the transaction, and difficulty of execution. While the Investment Advisor and Subadvisors generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

         If the securities in which a particular Portfolio invests are traded primarily in the over-the-counter market, the Portfolio will deal, where possible, with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. These "market makers" usually act as principals for their own account. On occasion, the Portfolios may purchase securities directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. The cost of Portfolio securities transactions will consist primarily of brokerage commissions or dealer or underwriter spreads.

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Advisor and Subadvisors under the direction and supervision of the Board of Directors. The Advisor and Subadvisors select broker-dealers on the basis of their professional capability and the value and quality of their services. The Advisor and Subadvisor reserve the right to place orders for the purchase or sale of portfolio securities with broker-dealers that have sold shares of the Portfolios or that provide the Portfolios with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor and the Subadvisors, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve materially to reduce the Advisor's or Subadvisor's normal research activities or expenses.

         The Advisors and Subadvisors may also execute portfolio transactions with or through broker-dealers that have sold shares of the Portfolio. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Portfolio shares sold. The Advisors or Subadvisors may compensate such broker-dealers at their own expense in consideration of their promotional and administrative services.

DIRECTORS AND OFFICERS

         The directors and officers of the Fund and their principal occupations are set forth below. Directors and Officers who are active employees of the Investment Advisor or its affiliates will not receive any additional compensation for their services to the Fund.
         *CHARLES E. DIEHL, Director. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. Address: 1658 Quail Hollow Court, McLean, Virginia 22101. DOB: 10/13/22.
         ARTHUR J. PUGH, Director. Mr. Pugh also serves as a Director of Acacia Federal Savings Bank. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030. DOB: 09/24/37.
         SOUTH TRIMBLE, III, Director. Mr. Trimble has been a partner in the law firm of Reasoner, Davis & Fox since 1956. Address: 888 17th Street, N.W., Suite 800, Washington, DC 20006. DOB: 06/25/25.
         FRANK H. BLATZ, JR., Esq., Director. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks, & Reina, P.A. He is also a director/trustee of The Calvert Fund, Calvert Cash Reserves d/b/a Money Management Plus, First Variable Rate Fund, Calvert Tax-Free Reserves, and Calvert Municipal Fund, Inc. Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080. DOB: 10/29/35.
         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., co-chair of the Board of Directors of Calvert World Values Fund, Inc., and a trustee/director of each of the investment companies in the Calvert Group of Funds. DOB: 08/09/52.
         RONALD M. WOLFSHEIMER, Treasurer. Mr. Wolfsheimer is an officer of each of the Calvert Group Funds. He is also Senior Vice President and Controller of Calvert Group, Ltd. and its affiliated companies. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is General Counsel, Secretary, and Senior Vice President of Calvert Group, Ltd., and its subsidiaries, and is an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., and is an officer of Acacia National Life Insurance Company.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and officer of Calvert-Sloan Advisers, L.L.C.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 1/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 9/7/68.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         During fiscal 1997, directors of the Fund not affiliated with the Fund's Advisor were paid $__ by CS Money Market, $__ by CS Balanced, $__ by CS Equity, $__ by CS Mid-Cap Growth and $__ by CS Small-Cap Growth. Each Director of the Fund who is not affiliated with the Advisor receives a meeting fee of $750 for each Board meeting attended; such fees are allocated among the Series based upon their relative net assets. Directors not on any other Calvert Group Fund Boards receive an annual fee of $3,000.
         Directors of the Fund not affiliated with the Fund's Advisor ("noninterested persons") may elect to defer receipt of all or a percentage of their annual fees and invest them in any fund in the Calvert Family of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

Director Compensation Table - Fiscal Year 1997

                     Aggregate        Pension or Retirement     Total
                     Compensation     Benefits Accrued as part  Compensation
                     from Fund for    of Fund Expenses*         from Registrant
Name of Director     service as                                 and Fund Complex
                     Director                                   paid to
                                                                Directors**
Frank H. Blatz, Jr.  $                $                         $
Charles E. Diehl     $                $                         $
Arthur J. Pugh       $                $                         $
South Trimble, III   $                $                         $

*Messrs. Blatz, Diehl, Pugh and Trimble have chosen to defer a portion of their compensation. As of December 31, 1997, total deferred compensation, including dividends and capital appreciation, was $__, $__, $__, and $__, respectively.
*As of December 31, 1997, the Fund Complex consists of nine (9) registered investment companies.

METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a fee from the Fund of $15,000 per year. However, in the past CDI has waived this fee. No associated person or broker-dealer may have an interest in the fees payable to CDI. CDI is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CDI and the broker-dealers.

TRANSFER AND SHAREHOLDER SERVICING AGENT

National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receives a fee, from the Fund, payable monthly, of 0.03% on the first $500 million of average daily net assets and 0.02% on such assets over $500 million.

GENERAL INFORMATION

         The Fund was incorporated in Maryland on September 27, 1982. The authorized capital stock of the Fund consists of three hundred fifty million shares of stock, par value of $1.00 per share. The Fund's Board of Directors may, from time to time, authorize the issuance of additional shares having the descriptions, powers and rights, and the qualifications, limitations, and restrictions thereof, as the Board of Directors may determine. The Board of Directors may also change the designation of any portfolio and may increase or decrease the number of shares of any portfolio, but may not decrease the number of shares of any Portfolio below the number of shares of that portfolio then outstanding. All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

         The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

REPORTS TO SHAREHOLDERS AND POLICYHOLDERS

         The Fund will issue unaudited semi-annual reports showing the Fund's investments and other information, and it will issue annual reports containing financial statements audited by independent certified public auditors.

ADDITIONAL INFORMATION

         The Prospectus and this Statement of Additional Information do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

FINANCIAL STATEMENTS

         The audited financial statements for the Fund included in the Annual Report to Shareholders dated December 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. Copies of the Annual Report may be obtained free of charge by writing or calling the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of April 2, 1998, the following shareholder owned of record % or more of Calvert Variable Series:

         Name and Address  % of Ownership
                           %





INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         The Board of Directors has appointed Coopers & Lybrand, L.L.P. as the Fund's independent accountants for fiscal year 1998. State Street Bank and Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

APPENDIX

Corporate Bond Ratings
Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings
Moody's Investors Services, Inc.

         A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Corporation

         Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.

CALVERT VARIABLE SERIES, INC.
(formerly named Acacia Capital Corporation)

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements

         Financial statements incorporated by reference to:

         Not applicable


         Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

         (b)      Exhibits

         (1)      Articles of Incorporation of Acacia Capital
                  Corporation, incorporated by reference to
                  Initial Filing, dated 11/3/82.

           (a)    Restated Articles of Incorporation of Acacia
                  Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated
                  11/25/95.

           (b)    Articles Supplementary of Acacia Capital
                  Corporation, incorporated by reference to
                  Post-Effective Amendment No. 31, dated 2/22/96.

           (c)    Articles Supplementary of Acacia Capital
                  Corporation incorporated by reference to
                  Post-Effective Amendment No. 32, dated 4/22/97.

           (d)    Articles of Amendment of Acacia Capital
                  Corporation to change name to Calvert
                  Variable Series, Inc., and to change the name of each series, filed herewith as Exhibit 99.B1A.

         (2)      By-laws of Acacia Capital Corporation,
                  incorporated by reference to Pre-Effective
                  Amendment No. 1, dated 8/10/83.

           (a) Amended By-laws of Acacia Capital Corporation, incorporated by reference to Post-Effective
                  Amendment No. 31, dated 2/7/96.

         (4) Specimen Stock Certificate, incorporated by reference to Pre-Effective Amendment No. 1, dated 8/10/83.

         (5)      Investment Advisory Agreement and
                  Sub-Investment Advisory Agreements, incorporated by reference to Post-Effective Agreement No. 31.

         (7) Deferred Compensation Agreement, incorporated by reference to Post-Effective Agreement No. 31.

         (8) Custody Agreement incorporated by reference to Pre-Effective Amendment No. 1, dated 8/10/83.

         (9) Shared Funding Agreement, incorporated by reference to Post-Effective Amendment No. 10, dated 3/2/89.

         (10)     Opinion and Consent of Counsel.

         (11)     Consent of Independent Auditors to Use of
                  Report.

         (13) Letter Regarding Initial Capital, incorporated by reference to Pre-Effective Amendment No. 1, dated 8/10/83.

         (16)     Schedule for Computation of Performance
                  Quotation incorporated by reference to
                  Registrant's Post-Effective Amendment No. 9, dated 5/2/88, and Post-Effective Amendment No.
                  11, 4/20/90.

Exhibits 3, 6, 12, 14, 15, 17 and 18 are omitted because they are inapplicable.


Item 25.  Persons Controlled by or Under Common Control With Registrant

         Registrant is controlled by its Board of Directors. Members of the Board may also serve on a Board of Trustees/Directors with other registered investment companies, including First Variable Rate Fund, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert
Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert New World Fund, Inc., and Calvert World Values Fund, Inc.

         Insurance Companies that invest in the Fund will vote Fund shares they hold in accordance with instructions received from variable annuity contractholders and variable life insurance policyowners.


Item 26.  Number of Holders of Securities

                                            Number of Record-
                                            Holders as of
Title of Series                             December 31, 1997

Calvert Social Balanced                     26
         (formerly Calvert Responsibly Invested Balanced Series)

Calvert Social Mid-Cap Growth               10
         (formerly Calvert Responsibly Invested Capital Accumulation Series)

Calvert Social Money Market                 6
         (formerly Calvert Responsibly Invested Money Market Series)

Calvert Social Small-Cap Growth             8
         (formerly Calvert Responsibly Invested Strategic Growth Series)

Calvert Social International Equity         5
         (formerly Calvert Responsibly Invested Global Equity Series)


Item 27.  Indemnification

         Registrant's Bylaws, Exhibit 2 to this Registration Statement, provide that officers and directors will be indemnified by the Fund against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to a person who has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Articles of Incorporation also provide that Registrant may purchase and maintain liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402, and an additional $5 million in excess of $9 million blanket bond with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren,
New Jersey 07061.


Item 28. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity


Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------


Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------


Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------


Charles T. Nason           Acacia Mutual Life Insurance           Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------


Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Mutual Life Insurance           Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Corporation              Officer
                           Real Estate Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Officer
                           Tax Return                             and
                            Preparation Services                  Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------


Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Lisa Crossley Newton       Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Annette Krakovitz          Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Item 29. Principal Underwriters

         (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income,
Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc.,
Calvert World Values Fund, Inc., and Calvert New World Fund, Inc.

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Janet Haley                Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Lisa Crossley Newton       Assistant Secretary            Assistant Secretary
                           and Compliance Officer

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

         (c)      Inapplicable.


Item 30. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 31. Management Services

         All management-related service contracts are discussed in Part A or B of this Registration Statement.


Item 32. Undertakings

         (a)      Not Applicable

         (b)      Not Applicable

         (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


         SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 13th day of February, 1998.


         CALVERT VARIABLE SERIES, INC.
         (formerly named Acacia Capital Corporation)

         By:
         _________________________________
         Barbara J. Krumsiek
         President and Director


         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                     Date


__________**____________            President and             2/13/98
Barbara J. Krumsiek                 Director (Principal Executive Officer)


__________**____________            Principal Accounting      2/13/98
Ronald M. Wolfsheimer               Officer


__________**____________            Director                  2/13/98
Charles E. Diehl


__________**____________            Director                  2/13/98
Arthur J. Pugh


__________**____________            Director                  2/13/98
South Trimble, III


__________**____________            Director                  2/13/98
Frank H. Blatz, Jr.



**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney Forms on file.

EXHIBIT INDEX

Form N-1A
Item No.

Ex-23
24(b)(10)         Form of Opinion and Consent of Counsel

Ex-24             Power of Attorney

Ex99.B1A          Articles of Amendment to change name from Acacia Capital
Corporation to Calvert Variable Series, Inc., and to change names of series.